CONSOLIDATED STATEMENTS OF DEFICIT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	$ (939,964)	$ (840,050)	$ (314,362)
Beginning balance (in shares)	1,351,540,382
Beginning balance (in shares)	92,402,083
Net income (loss)	$ 145,456	(27,959)	(415,330)
Foreign currency translation adjustments	28,644	17,072	13,310
Change in fair value of interest rate swaps, net	(731)	0	0
Other	414	(3,103)	0
Share-based compensation	28,555	27,905	48,340
Shares repurchased by the Company	(166,010)	(112,292)	(169,836)
Issuance of shares for restricted shares vested	(449)	(590)	(1,549)
Exercise of share options	682		226
Dividends declared to noncontrolling interests	$ (226)	$ (204)	(177)
Ending balance (in shares)	1,351,540,382	1,351,540,382
Ending balance (in shares)	179,484,916	92,402,083
Ending balance	$ (903,629)	$ (939,964)	(840,050)
Philippine Subsidiaries [Member]
Changes in shareholdings of subsidiaries		(743)	(672)
Ordinary Shares [Member]
Beginning balance	$ 13,515	$ 14,047	$ 14,451
Beginning balance (in shares)	1,351,540,382	1,404,679,067	1,445,052,143
Retirement of repurchased shares (in shares)		(53,138,685)	(40,373,076)
Retirement of repurchased shares		$ (532)	$ (404)
Ending balance (in shares)	1,351,540,382	1,351,540,382	1,404,679,067
Ending balance	$ 13,515	$ 13,515	$ 14,047
Treasury Shares [Member]
Beginning balance	$ (216,626)	$ (255,068)	$ (241,750)
Beginning balance (in shares)	(92,402,083)	(93,408,292)	(109,744,816)
Shares repurchased by the Company (in shares)	(97,035,669)	(62,138,685)	(40,373,076)
Shares repurchased by the Company	$ (166,010)	$ (112,292)	$ (169,836)
Retirement of repurchased shares (in shares)		53,138,685	40,373,076
Retirement of repurchased shares		$ 121,521	$ 108,375
Issuance of shares for restricted shares vested (in shares)	9,676,248	10,006,209	16,254,282
Issuance of shares for restricted shares vested	$ 25,084	$ 29,213	$ 47,903
Exercise of share options (in shares)	276,588	0	82,242
Exercise of share options	$ 717		$ 240
Ending balance (in shares)	(179,484,916)	(92,402,083)	(93,408,292)
Ending balance	$ (356,835)	$ (216,626)	$ (255,068)
Additional Paid-in Capital [Member]
Beginning balance	2,985,730	3,109,212	3,218,895
Share-based compensation	28,552	27,902	48,336
Retirement of repurchased shares		(120,989)	(107,971)
Issuance of shares for restricted shares vested	(25,533)	(29,803)	(49,452)
Exercise of share options	(35)		(14)
Ending balance	2,988,714	2,985,730	3,109,212
Additional Paid-in Capital [Member] | Philippine Subsidiaries [Member]
Changes in shareholdings of subsidiaries		(592)	(582)
Accumulated Other Comprehensive Losses [Member]
Beginning balance	(95,750)	(98,599)	(111,969)
Foreign currency translation adjustments	32,357	5,941	13,370
Change in fair value of interest rate swaps, net	(731)
Other	412	(3,092)
Ending balance	(63,712)	(95,750)	(98,599)
Accumulated Losses [Member]
Beginning balance	(4,013,329)	(4,056,872)	(3,729,952)
Net income (loss)	185,045	43,543	(326,920)
Ending balance	(3,828,284)	(4,013,329)	(4,056,872)
Noncontrolling Interests [Member]
Beginning balance	386,496	447,230	535,963
Net income (loss)	(39,589)	(71,502)	(88,410)
Foreign currency translation adjustments	(3,713)	11,131	(60)
Other	2	(11)
Share-based compensation	3	3	4
Dividends declared to noncontrolling interests	(226)	(204)	(177)
Ending balance	$ 342,973	386,496	447,230
Noncontrolling Interests [Member] | Philippine Subsidiaries [Member]
Changes in shareholdings of subsidiaries		$ (151)	$ (90)